Equity Investments in Associates (Change in Equity Method Investment) (Details) (Beijing Feiliu [Member], USD $)	1 Months Ended	11 Months Ended	12 Months Ended
	Dec. 31, 2012	Nov. 30, 2012	Dec. 31, 2011
Beijing Feiliu [Member]
Schedule of Change in Equity Method Investment [Line Items]
Beginning balance	$ 5,568,000	$ 1,182,000	$ 1,012,000
Share of profit in equity investment		543,000	119,000
Gain from change in interest in associate		943,000
Re-measurement gain in equity investment		2,882,000
Cumulative translation difference		18,000	51,000
Eliminated as result of acquisition of Feiliu	(5,568,000)
Ending balance	$ 0	$ 5,568,000	$ 1,182,000